PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Net Periodic Benefit Cost and Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income for All Significant Plans) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ (123)	$ 676	$ (35)
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	520	506	463
Interest cost	886	883	846
Expected return on plan assets	(1,644)	(1,548)	(1,447)
Amortization of prior service credit	(24)	(25)	(24)
Amortization of unrecognized (gain) loss	642	638	587
Curtailment/settlement/other	0	683	(36)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Including Discontinued Operations	380	1,137	389
Net periodic benefit cost	279	1,032	292
Net (gain) loss	584	845	1,954
Prior service cost	17	14	0
Amortization of prior service credit	24	25	24
Amortization of unrecognized gain (loss)	(642)	(638)	(587)
Settlement loss	0	(687)	0
Total recognized in other comprehensive (income) loss	(17)	(441)	1,391
Total recognized in net periodic benefit cost and other comprehensive (income) loss	363	696	1,780
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	12	14	13
Interest cost	45	54	52
Expected return on plan assets	0	0	0
Amortization of prior service credit	0	0	(3)
Amortization of unrecognized (gain) loss	(24)	(6)	(7)
Curtailment/settlement/other	0	0	0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Including Discontinued Operations	33	62	55
Net periodic benefit cost	30	59	52
Net (gain) loss	(13)	(199)	14
Prior service cost	0	0	0
Amortization of prior service credit	0	0	3
Amortization of unrecognized gain (loss)	24	6	7
Settlement loss	0	0	0
Total recognized in other comprehensive (income) loss	11	(193)	24
Total recognized in net periodic benefit cost and other comprehensive (income) loss	44	(131)	79
Discontinued Operations [Member] | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	101	105	97
Discontinued Operations [Member] | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 3	$ 3	$ 3